CAMPBELL ADVANTAGE FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

	COUPON*	MATURITY DATE	PAR	VALUE
SHORT-TERM INVESTMENTS — 43.7%
U.S. TREASURY OBLIGATIONS — 43.7%
United States Treasury Bill	0.063%	02/11/21	$920,000	$919,867
United States Treasury Bill	0.091%	03/11/21	550,000	549,882
United States Treasury Bill	0.050%	04/01/21	1,100,000	1,099,676
United States Treasury Bill	0.081%	04/15/21	500,000	499,850
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,069,413)				3,069,275

MONEY MARKETS DEPOSIT ACCOUNT — 10.3%
U.S. Bank Money Market Deposit Account	0.030%	08/01/31	722,993	722,993

TOTAL MONEY MARKETS DEPOSIT ACCOUNT
(Cost $722,993)				722,993

TOTAL SHORT-TERM INVESTMENTS — 54.0%
(Cost $3,792,406)				3,792,268

OTHER ASSETS IN EXCESS OF LIABILITIES — 46.0%				3,226,148
NET ASSETS — 100.0%				$7,018,416

*	Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated financial statements.

CAMPBELL ADVANTAGE FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

Futures contracts outstanding as of November 30, 2020 were as follows:
				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
LONG CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
3-Month Euro Euribor	Jun-21	199	$59,664,631	$(8,039)
90-DAY Bank Bill	Dec-21	49	35,961,148	3,143
90-Day Euro	Mar-22	230	57,364,875	28,476
90-Day Sterling	Jun-21	261	43,489,851	(8,099)
Australian 10-Year Bond	Dec-20	7	764,214	(4,600)
Australian 3-Year Bond	Dec-20	248	21,378,867	4,926
Canadian 10-Year Bond	Mar-21	11	1,260,676	1,194
Cocoa	Mar-21	9	246,510	2,043
Corn	Mar-21	25	532,500	9,091
Cotton No.2	Mar-21	17	613,275	11,704
Euro BUXL 30-Year Bond Futures	Dec-20	3	810,612	(5,968)
Euro-Bobl	Dec-20	23	3,714,766	(10,501)
Euro-BTP	Dec-20	18	3,245,595	32,495
Euro-Bund	Dec-20	10	2,090,466	(8,207)
Euro-Oat	Dec-20	18	3,646,034	(5,998)
Euro-Schatz	Dec-20	15	2,009,799	(472)
Gold 100 Oz	Feb-21	1	178,090	(5,422)
London Metals Exchange Aluminum	Dec-20	25	1,276,406	133,930
London Metals Exchange Aluminum	Mar-21	22	1,125,300	69,657
London Metals Exchange Copper	Dec-20	8	1,514,750	188,469
London Metals Exchange Copper	Mar-21	5	948,000	81,800
London Metals Exchange Nickel	Dec-20	10	959,580	49,315
London Metals Exchange Nickel	Mar-21	7	673,680	5,984
London Metals Exchange Zinc	Dec-20	23	1,597,178	161,065
London Metals Exchange Zinc	Mar-21	15	1,047,825	53,287
Long Gilt	Mar-21	4	715,585	622
Nikkie 225 (Osaka Securities Exchange)	Dec-20	1	126,796	5,411
Palladium	Mar-21	1	240,590	5,117
Platinum	Jan-21	2	96,590	2,585
Silver	Mar-21	1	112,965	(5,487)
Soybean	Jan-21	22	1,285,350	96,212
SPI 200 Index	Dec-20	1	119,815	(3,011)
Sugar No. 11 (World)	Mar-21	18	292,522	(178)
U.S. Treasury 10-Year Notes	Mar-21	16	2,210,750	1,192
U.S. Treasury 2-Year Notes	Mar-21	143	31,581,773	9,493
U.S. Treasury 5-Year Notes	Mar-21	45	5,671,406	6,867
U.S. Treasury Long Bond (Chicago Board of Trade)	Mar-21	2	349,813	(972)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Mar-21	1	216,031	(1,681)
Wheat	Mar-21	11	321,750	(15,694)
				$879,749

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
SHORT CONTRACTS	DATE	CONTRACTS	AMOUNT	(DEPRECIATION)
10 Year Mini Japanese Government Bond	Dec-20	2	$(291,188)	$(60)
Amsterdam Index	Dec-20	2	(288,998)	(2,039)
Brent Crude	Mar-21	1	(47,950)	(1,542)
CAC40 10 Euro	Dec-20	3	(197,142)	(720)
Cattle Feeder Futures	Jan-21	1	(70,525)	(6,090)
DJIA Mini E-CBOT	Dec-20	2	(296,290)	(2,574)
Euro Stoxx 50	Dec-20	4	(167,237)	(1,771)
FTSE/JSE TOP 40	Dec-20	1	(33,866)	(43)
FTSE/MIB Index	Dec-20	1	(131,541)	(420)
Live Cattle	Feb-21	5	(225,750)	2,715
London Metals Exchange Aluminum	Mar-21	1	(51,150)	(1,236)
London Metals Exchange Aluminum	Dec-20	25	(1,276,406)	(121,467)
London Metals Exchange Copper	Dec-20	8	(1,514,750)	(171,663)
London Metals Exchange Nickel	Mar-21	1	(96,240)	(2,049)
London Metals Exchange Nickel	Dec-20	10	(959,580)	(50,470)
London Metals Exchange Zinc	Mar-21	2	(139,710)	(2,669)
London Metals Exchange Zinc	Dec-20	23	(1,597,178)	(154,606)
Low Sulphur Gasoil G Futures	Jan-21	4	(156,000)	(7,507)
Nasdaq 100 E-Mini	Dec-20	2	(491,080)	(10,969)
Natural Gas	Jan-21	6	(172,920)	10,015
OMX Stockholm 30 Index	Dec-20	14	(312,217)	690
Russell 2000 E-Mini	Dec-20	3	(273,015)	(13,066)
S&P 500 E-Mini	Dec-20	3	(543,480)	(5,524)
S&P Mid 400 E-Mini	Dec-20	2	(433,680)	(5,254)
S&P/TSX 60 Index	Dec-20	2	(314,776)	(2,283)
WTI Crude	Jan-21	1	(45,340)	(4,062)
Total Futures Contracts				$(554,664)
				$325,085

The accompanying notes are an integral part of the consolidated financial statements.

CAMPBELL ADVANTAGE FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

Forward foreign currency contracts outstanding as of November 30, 2020 were as follows:

						UNREALIZED
				EXPIRATION		APPRECIATION/
CURRENCY PURCHASED		CURRENCY SOLD		DATE	COUNTERPARTY	(DEPRECIATION)
AUD	7,300,000	USD	5,330,106	Dec 16 2020	NatWest	$29,463
CAD	6,900,000	USD	5,269,676	Dec 16 2020	NatWest	43,959
CHF	1,000,000	USD	1,100,897	Dec 16 2020	NatWest	261
EUR	6,200,000	USD	7,351,703	Dec 16 2020	NatWest	48,011
GBP	2,800,000	USD	3,702,119	Dec 16 2020	NatWest	31,689
JPY	489,000,000	USD	4,658,628	Dec 16 2020	NatWest	27,003
NOK	24,900,000	USD	2,773,754	Dec 16 2020	NatWest	25,561
NZD	6,300,000	USD	4,268,188	Dec 16 2020	NatWest	149,543
SEK	47,700,000	USD	5,485,264	Dec 16 2020	NatWest	78,379
USD	2,841,790	AUD	4,000,000	Dec 16 2020	NatWest	(94,960)
USD	2,817,730	CAD	3,750,000	Dec 16 2020	NatWest	(70,115)
USD	382,445	CHF	350,000	Dec 16 2020	NatWest	(2,961)
USD	3,639,743	EUR	3,100,000	Dec 16 2020	NatWest	(60,114)
USD	1,741,786	GBP	1,350,000	Dec 16 2020	NatWest	(58,443)
USD	3,032,609	JPY	319,500,000	Dec 16 2020	NatWest	(28,861)
USD	1,880,025	NOK	17,700,000	Dec 16 2020	NatWest	(109,849)
USD	1,548,475	NZD	2,350,000	Dec 16 2020	NatWest	(99,409)
USD	2,695,773	SEK	24,150,000	Dec 16 2020	NatWest	(121,040)
						$(211,883)
Total Forward Foreign Currency Contracts

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NatWest	National Westminster Bank
CHF	Swiss Franc	NOK	Norwegian Krone
EUR	Euro	NZD	New Zealand Dollar
GBP	British Pound	SEK	Swedish Krona
		USD	United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.

CAMPBELL ADVANTAGE FUND
NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Advantage Program will be achieved by the Fund investing up to 25% of its total assets in the Campbell Advantage Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Campbell Advantage Fund ("the Fund") include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $962,519, which represented 13.71% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.

• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$722,993	$722,993	$-	$-
Commodity Contracts
Futures Contracts	882,989	882,989	-	-
Equity Contracts
Futures Contracts	6,101	6,101	-	-
Interest Rate Contracts
Futures Contracts	88,408	88,408	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	433,869	-	433,869	-
Total Assets	$2,134,360	$1,700,491	$433,869	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$-	$-	$-	$-
Commodity Contracts
Futures Contracts	(550,142)	(550,142)	-	-
Equity Contracts
Futures Contracts	(47,674)	(47,674)	-	-
Interest Rate Contracts
Futures Contracts	(54,597)	(54,597)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(645,752)	-	(645,752)	-
Total Liabilities	$(1,298,165)	$(652,413)	$(645,752)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2020, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.